Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As at December 31, 2021		As at December 31, 2020
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	4,685,301	400,186	2,490,403
Per Articles of association and Swiss capital categories
Authorized Capital - Total number of authorized shares	—	18,469,207	—	7,808,906
Conditional Share Capital - Total number of conditional shares(1)	12,000,000	31,469,207	—	7,804,030
Total number of fully paid-in shares	40,021,988	88,120,054	40,021,988	47,622,689
Per US GAAP
Total number of authorized shares	40,021,988	138,058,468	40,021,988	63,234,625
Total number of fully paid-in issued shares(1)	40,021,988	88,120,054	40,021,988	47,622,689
Total number of fully paid-in outstanding shares(1)	40,021,988	80,918,390	40,021,988	42,839,554
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	4,685,301	400,186	2,490,403
Total share capital (in USD)	5,085,487		2,890,589
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	—	7,201,664	—	4,783,135
Treasury share capital (in USD)	—	636,436	—	505,154
Total treasury share capital (in USD)	—	636,436	—	505,154

(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2021 are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.